Receivables (Tables)	12 Months Ended
Dec. 30, 2016
Receivables, net
Schedule of changes in the allowance for uncollectible accounts

	December 30,	December 25,
($ in thousands)	2016	2015
Balance at beginning of year	$7,432	$8,360
Provision charged to expense	5,864	2,013
Accounts written off	(432)	(1,573)
Other	(877)	(1,368)
Balance at end of year	$11,987	$7,432